Exempt Party-in-Interest Transactions (Details) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments	$ 1,216,193,420	$ 1,166,281,735
Net investment income	160,218,284	151,466,357
Notes receivable from participants	11,174,323	12,850,814
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net investment income	15,301,910	21,876,481
Cost basis of investment	19,167,791	29,349,079
Crane Company Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments	$ 88,425,242	$ 85,926,972
Shares held (in shares)	479,451	566,240
Crane NXT, Co. Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments		$ 30,972,339
Shares held (in shares)		531,987
EBP, Trustee | Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments	$ 1,022,355,985	$ 970,763,565
Net investment income	$ 137,952,996	$ 112,942,370